OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9: - OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2023	2022
Employees and related accruals	$6,388	$19,370
Government authorities	24,743	12,904
Deferred revenue	13,920	4,488
Other	4,274	1,030
Total	$49,325	$37,792